Net Income/(Loss) per Share	12 Months Ended
Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE [Abstract]
Net Income/(Loss) per Share
20.	NET INCOME/(LOSS) PER SHARE
Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares comprise shares issuable upon the exercise or settlement of share-based awards using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.
Additionally, for purposes of calculating the numerator of diluted net income/(loss) per share, the net income/(loss) attributable to Sohu is calculated as discussed below. The adjustment will not be made if there is an anti-dilutive effect.
Changyou’s Net Income/(Loss) Attributable to Sohu
As a result of the completion of the Changyou Merger, Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, so Changyou’s net income/(loss) is wholly attributable to Sohu.
After the Changyou Plans’ Modification, all of Changyou’s share-based awards became obligation-based awards. Accordingly, all of those Changyou awards are excluded from the calculation of Sohu’s diluted net income/(loss) per share. Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share. There have been no dilutive effects resulting from Changyou’s existing unvested share options.

Sogou’s Net Income/(Loss) Attributable to Sohu (Discontinued)
Prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou’s net income/(loss) attributable to Sohu was determined using the percentage that the weighted average number of Sogou shares held by Sohu represented of the weighted average number of Sogou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Sogou, which is used for the calculation of basic net income per share. Sogou’s net income/(loss) attributable to Sohu is reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.
In the calculation of Sohu’s diluted net income/(loss) per share, assuming a dilutive effect, the percentage of Sohu’s shareholding in Sogou was calculated by treating convertible preferred shares issued by Sogou as having been converted at the beginning of the period and unvested Sogou share options where the performance targets had been achieved, as well as vested but unexercised Sogou share options, as having been exercised during the period. The dilutive effect of share-based awards with a performance requirement was not considered before the performance targets were actually met. The effect of this calculation is presented as “incremental dilution from Sogou” in the table below. Assuming an anti-dilutive effect, all of these Sogou shares and share options are excluded from the calculation of Sohu’s diluted income/(loss) per share. As a result, Sogou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share.
As a result of the completion of the Tencent/Sohu Sogou Share Purchase, the Sohu Group no longer has any ownership interest in Sogou, and Sogou is not included in the Sohu Group’s consolidated financial statements.
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2021	2022	2023

Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$69,274	$(17,343)	$(65,805)
Net income from discontinued operations attributable to Sohu.com Limited, basic	858,451	0	35,426
Net income/(loss) attributable to Sohu.com Limited, basic	927,725	(17,343)	(30,379)
Effect of dilutive securities:
Incremental dilution from Sogou	(20)	0	0
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	69,274	(17,343)	(65,805)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	858,431	0	35,426

Net income/(loss) attributable to Sohu.com Limited, diluted	$927,705	$(17,343)	$(30,379)

Denominator:
Weighted average basic ordinary shares outstanding	39,501	34,945	34,109

Weighted average diluted ordinary shares outstanding	$39,501	$34,945	$34,109

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$1.75	$(0.50)	$(1.93)
Discontinued operations	21.74	0	1.04

Net income/(loss) per share	23.49	(0.50)	(0.89)

Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$1.75	$(0.50)	$(1.93)
Discontinued operations	21.74	0	1.04

Net income/(loss) per share	23.49	(0.50)	(0.89)